Insurance (Tables)	12 Months Ended
Oct. 31, 2024
Insurance service result [abstract]
Summary of Insurance Service Results

(Canadian $ in millions)	2024	2023
Insurance revenue	$1,767	$1,587
Insurance service expenses	(1,330)	(1,080)
Net expenses from reinsurance contracts	(97)	(118)
Insurance service results	$340	$389

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2024	2023
Investment return	$2,320	$285
Insurance finance (expense) from insurance and reinsurance contracts held	(2,098)	(127)
Movement in investment contract liabilities	(117)	13
Insurance investment results	$105	$171

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims comprise
the following:

(Canadian $ in millions)			2024			2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of year	$13,114	$235	$13,349	$11,850	$267	$12,117
Insurance service results	(1,448)	1,101	(347)	(1,403)	979	(424)
Net finance expenses from insurance contracts	2,206	–	2,206	179	–	179
Total cash flows	3,176	(1,136)	2,040	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	(1)	1	–	–	2	2
Insurance contract liabilities, end of year (1)	$17,047	$201	$17,248	$13,114	$235	$13,349

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $115 million as at October 31, 2024 and $131 million as at October 31, 2023.

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates to discount fulfilment cash flows of our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	2024	2023
1 year	4.16%	6.10%
3 years	4.17%	5.83%
5 years	4.35%	5.69%
10 years	4.82%	5.82%
20 years	5.15%	5.85%
30 years	4.98%	5.81%
Ultimate	5.00%	5.00%